Expenses - Impairment charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Non-Financial Assets [Line Items]
Total impairment	$ 7,435	$ 0	$ 0
Cost of revenues
Disclosure of Non-Financial Assets [Line Items]
Total impairment	1,710
Research and development
Disclosure of Non-Financial Assets [Line Items]
Total impairment	3,217
Marketing and sales
Disclosure of Non-Financial Assets [Line Items]
Total impairment	195
General and administrative
Disclosure of Non-Financial Assets [Line Items]
Total impairment	$ 2,313